Contingent considerations-earn out	12 Months Ended
Dec. 31, 2025
Contingent considerations-earn out
Contingent considerations-earn out

22. Contingent considerations—earn out

Contingent consideration in business combinations, which are classified as financial liabilities, represent additional payments that are contingent upon the occurrence of future events, such as the achievement of specified development milestones.

The contingent consideration as a result of the acquisition of Agomab Spain consists of maximum future contingent milestone payment to Agomab Spain’s former equity holders of €20 million if all the targets are achieved. The contingent consideration is payable upon the occurrence of the following earn-out events:

●	€10 million shall be paid upon the first dosing of the first subject in the first qualifying Phase 2 Clinical Trial with the first Agomab Spain product on or before December 31, 2030;
●	€5 million shall be paid upon the first dosing of the first subject in the first qualifying Phase 3 Clinical Trial with the first Agomab Spain product on or before December 31, 2035;
●	€5 million shall be paid upon obtaining Regulatory Approval for the first Agomab Spain product in the United States on or before December 31, 2040.

The fair value of the contingent consideration was estimated at €3.95 million at acquisition date (i.e., December 14, 2021). This estimation was based on the cash outflow associated with each of the potential scenarios, the likelihood of achieving each of the potential scenarios and the timing of any cash payments following the achievement of these scenarios assessed at the time of the acquisition. Management’s estimate regarding the achievement of the different scenarios and corresponding phases in the clinical processes are based on a combination of internal data, historical experience based on scientific studies, and industry knowledge.

At each reporting date, the fair value of the contingent consideration is re-measured based on the present value of expected future cash flows, adjusted for risk, and discounted using the WACC. The WACC is considered an appropriate discount rate as it takes into account only the cost of equity.

	For the year ended
	December 31
(In thousands of €)	2025	2024
Probability weighted average of different scenarios	13,170	8,800
WACC (%)	16.50	16.60
Contingent consideration	(9,736)	7,879
of which current	(6,526)	—
of which non-current	(3,210)	—

During 2025, the Company signed an amendment to the existing Share Purchase Agreement relating to the acquisition of Agomab Spain S.L.U, resulting in new information regarding the contingent earn-out consideration. Based on these new contractual terms that were agreed, the first initial earn-out milestone has changed from a €10 million payment to a €3 million payment upon contract signature and a second payment of €7 million contingent on the first dosing of the first subject with the first Agomab Spain product in either a phase 2 or proof-of-concept clinical trial that (A) has safety and efficacy as its primary and/or secondary endpoints and (B) meets the other contractually agreed criteria on or before 31 December 2030. €3.0 million was paid in 2025 for achieving the first tranche of the first milestone.

If the likelihood of achieving the first milestone (Phase 2) is increased by 10% without changing the timing of the achievement or the WACC, the impact on the contingent consideration would be an increase of €0.962 million as at December 31, 2024 and €0.925 million as at January 1, 2024. Since the likelihood of achieving the first milestone (Phase 2) is 100% as at December 31, 2025, there is no impact on the contingent consideration as at December 31, 2025.

If the timing for reaching the different earn-out milestones were delayed by 1 year without changing the likelihood of achieving the milestones or the WACC, the impact on the contingent consideration would be a decrease of €0.925 million as at December 31, 2025, €1.262 million as at December 31, 2024 and €1.081 million as at January 1, 2024.

If the WACC was increased by 1% without the likelihood of achieving the milestones or the timing of their achievement, the impact on the contingent consideration would be a decrease of €0.139 million as at December 31, 2025, €0.039 million as at December 31, 2024 and €0.054 million as at January 1, 2024.